Deferred revenue and deferred platform commission fees	12 Months Ended
Dec. 31, 2024
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

25.  Deferred revenue and deferred platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time and is expected to be recognized over an estimated average playing period of the paying users. The performance obligations for both the virtual currency and the underlying virtual goods (comprising the right to use the virtual items and the maintenance of the digital game environment) have been assessed as highly interrelated and are therefore treated as a single performance obligation under IFRS 15. As a result, for the portion of unconverted currency expected to be used for durable items, revenue is recognized over the average playing period of paying users in our games beginning from the date of the virtual currency purchase. For the portion expected to be converted into consumable items, the unconverted virtual currency balance is included in the deferred revenue balance at the reporting date and recognized at a point in time upon the consumption of the virtual goods. At each period-end, we allocate the balance of unconverted virtual currency between consumable and durable items using the actual conversion mix observed during the reporting period.

The tables below summarize the change in deferred revenue and platform commission fees for the years ended December 31, 2024 and 2023:

2023
Liabilities (Deferred Revenue)
January 1,2023	392,439

Deferred during the year	305,115
Released to profit or loss	(348,032)

December 31, 2023	349,522

Current portion	234,178
Non-current portion	115,344

Assets (Deferred platform commission fees)
January 1, 2023	94,682

Deferred during the year	74,250
Released to profit or loss	(94,936)

December 31, 2023	73,996

2024
Liabilities (Deferred Revenue)
January 1,2024	349,522
Deferred during the year	293,923
Released to profit or loss	(310,861)
December 31, 2024	332,584
Current portion	222,693
Non-current portion	109,891
Assets (Deferred platform comission fees)
January 1,2024	73,996
Deferred during the year	72,320
Released to profit or loss	(79,206)
December 31, 2024	67,110

The Company uses a statistical estimation model to arrive at the average playing period of the paying users for each platform. As at both December 31, 2024 and 2023, player lifespan for Hero Wars averaged 28 months. The estimated player lifespan in other Company games as at December 31, 2024 averaged 13 month (December 31, 2023: 11 months).

The amount of revenue from in-app purchases recognized at a point in time is 82,993 for the year ended December 31, 2024 and 86,294 for the year ended December 31, 2023. The amount of related platform commissions expenses recognized is 12,066 for the year ended December 31, 2024 and 14,084 for the year ended December 31, 2023.

At December 31, 2024, unconverted virtual currency included in deferred revenue was 4,959, of which 4,063 was attributable to durable items and 896 to consumable items (December 31, 2023: 2,758 with 2,274 attributed to durable and 484 to consumable).